Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year Ended December 31,
	2024	2023	2022

Current income tax expense/(benefit):
US-Federal	-	-	-
US-State	-	-	-
Foreign	877	(1,968)	3,805
Total current income tax expense/(benefit)	877	(1,968)	3,805
Deferred tax expense/(benefit):
US-Federal	(2,370)	(991)	(2,421)
US-State	(564)	(236)	(576)
Foreign	9,725	5,378	(1,474)
Total deferred tax expense/(benefit)	6,791	4,151	(4,471)

Total income tax expense/(benefit)	7,668	2,183	(666)

Schedule of Effective Tax Rates

Effective tax rates of 12.44% for 2024, 17.22% for 2023 and (37.48%) for 2022 differ from the federal statutory rate applied to income before income taxes due to the following:

	Year Ended December 31,
	2024	2023	2022

Federal income tax benefit at the statutory rate	(2,370)	(991)	(2,421)
Effect of:
State income taxes	(564)	(236)	(576)
Foreign taxes	10,602	3,494	2,331
Other, net	-	(84)	-
Income tax expense/(benefit)	7,668	2,183	(666)

Schedule of Company’s Net Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2024	2023

Deferred tax assets:
Impairment loss on digital assets	-	210
Impairment loss on mining equipment	5,181	3,081
Net operating loss carryforwards	7,742	6,320
Credit loss provision for receivables	81	81
Impairment loss on assets held by FTX	-	1,356
Limits on interest expense deduction	3,683	2,087
Total gross deferred tax assets	16,687	13,135

Deferred tax liabilities:
Digital assets	(15,072)	(5,470)
Depreciation of equipment	(8,086)	(7,345)
Total gross deferred liabilities	(23,158)	(12,815)

Net deferred tax assets/(liabilities)	(6,471)	320

	As of December 31,
	2024	2023

Deferred tax assets/liabilities):
United States	7,158	4,224
United Arab Emirates	1,443	-
Singapore	(15,072)	(3,904)
Net deferred tax assets/(liabilities)	(6,471)	320